EXCHANGEABLE NOTES - Additional information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended						12 Months Ended
	Sep. 29, 2024 USD ($)	Apr. 27, 2023 USD ($) $ / shares shares	Apr. 27, 2023 CNY (¥) shares	Jun. 08, 2022	Nov. 29, 2021	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) ¥ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Nov. 30, 2022 CNY (¥)
EXCHANGEABLE NOTES
Loan term				5 years	1 year
Operating lease right-of-use assets												$ 144,029	$ 144,029	$ 173,103
Property, equipment and software, net												316,447	$ 316,447	354,617
Payment for redemption of exchangeable notes												(365,994)
Issuance of exchangeable notes												28,541		27,883	$ 378,964
Changes in fair values of exchangeable notes due to the instrument- specific credit risk												(2,901)		1,670	33
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk												(7,985)		4,448	13,162
Changes In Fair Values Of Mandatorily Redeemable Noncontrolling Interest, Exchangeable Notes And Convertible Notes, Excluding Impact Of Instrument-Specific Credit Risk												$ (285,423)		(10,039)	(22,991)
WFOE Exchangeable Notes
EXCHANGEABLE NOTES
Issuance of exchangeable notes		$ 361,262
Payment for redemption of exchangeable notes | ¥			¥ 365,994
Number of shares agreed to be issued following the settlement of debt | shares		36,597,038	36,597,038
Notes issued in November 2021 | Series A Redeemable Convertible Preferred Shares
EXCHANGEABLE NOTES
Issuance of exchangeable notes										$ 400,000	¥ 57,430
Asset Pledged as Collateral | WFOE Exchangeable Notes
EXCHANGEABLE NOTES
Property, equipment and software, net														37,287
Asset Pledged as Collateral | WFOE Exchangeable Notes | Use Rights
EXCHANGEABLE NOTES
Operating lease right-of-use assets														32,653
WFOE Exchangeable Notes
EXCHANGEABLE NOTES
Aggregate principal amount of loan | ¥																	¥ 3,000,000
Maximum Exchangeable Notes entitled to issue | ¥											¥ 3,000,000
Interest rate											3.00%	3.00%	3.00%				3.00%
Loan term										1 year	1 year
Issuance of exchangeable notes														27,883		¥ 307,172
Debt instrument conversion price per share | $ / shares		$ 10
Debt instrument amount derecognized		$ 2,600,000	¥ 367,092
Percentage of change in present values of the exchangeable Notes before and after the amendment		10.00%	10.00%
Change in fair value of exchangeable notes due to modification		$ 661
Payment for redemption of exchangeable notes												$ (365,994)
Issuance of exchangeable notes														27,883	307,172
Impact of instrument-specific credit risk upon redemption												$ 181
Founders Onshore Vehicle, Transfer of shares, Price per share | ¥ / shares													$ 1
Maximum percentage of shareholding for Notes Holder if there is required investment												5.00%
Percentage of shareholding adjusted on pro-rata basis if there is less than required investment												5.00%
Founders Onshore Vehicle, Purchase price of shares, Interest rate on debt if consummation of Qualified IPO not within threshold period (in percent)												3.00%
Founders Onshore Vehicle, Threshold period for consummation of Qualified IPO												7 years
Founders Onshore Vehicle, Purchase price of shares, Percentage of shares held by Notes Holer to be purchased												60.00%
Founders Onshore Vehicle, Purchase price of shares, Interest rate on debt if prior to consummation of Qualified IPO												8.00%
Fair value of the guarantees and Rights and Obligations provided by the Founders Onshore Vehicle								$ 8,135						909	8,135
Changes in fair values of exchangeable notes due to the instrument- specific credit risk												$ 0		272	33
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk												$ (11,509)		737	13,162
Lightning Speed Exchangeable Notes
EXCHANGEABLE NOTES
Aggregate principal amount of loan | ¥																		¥ 1,000,000
Interest rate												110.00%	110.00%				110.00%
Loan term												5 years
Issuance of exchangeable notes								$ 71,792	¥ 500,000
Issuance of exchangeable notes															71,792
Changes in fair values of exchangeable notes due to the instrument- specific credit risk												$ (1,996)		1,398	0
Outstanding principal and interests at maturity												0		0
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk												$ 2,606		$ 3,711	$ 0
Maximum extension term of each tranche												1 year
Kingway Exchangeable Note
EXCHANGEABLE NOTES
Aggregate principal amount of loan	$ 600,000
Loan term	5 years
Issuance of exchangeable notes						$ 28,541	¥ 200,000
Issuance of exchangeable notes												$ 28,541
Changes in fair values of exchangeable notes due to the instrument- specific credit risk												(905)
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk												$ 918